Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events

28.	Subsequent events

(i)	On January 1, 2023, Enthusiast Gaming (TSR) Inc. amalgamated with Enthusiast Gaming Media Holdings Inc. and Hexagon Games Corp. and Enthusiast Gaming Media Holdings Inc. amalgamated with Enthusiast Gaming Inc.

(ii)	On March 1, 2023, the Company appointed Nick Brien as Chief Executive Officer. In connection with Mr. Brien’s appointment, Adrian Montgomery concurrently resigned as Chief Executive Officer and was appointed as Chair of the Board of Directors.

(iii)	On March 1, 2023, the Company issued 6,062,976 stock options to an officer which comprises 5,305,104 stock options and 757,872 performance stock options. The 5,305,104 stock options are exercisable at $0.91 per stock option, expire March 1, 2033 and vest ratably over a 4-year period with 25% of the stock options vesting on March 1, 2024 and the remaining 75% of the stock options vesting in 36 equal monthly installments subsequent to March 1, 2024. The 757,872 performance stock options are exercisable at $0.91 per stock option, expire March 1, 2033 and vest ratably over a 4-year period with 25% of the stock options vesting on March 1, 2024 and the remaining 75% of the stock options vesting in 36 equal monthly installments subsequent to March 1, 2024 and, in all events, are subject to the Company’s common shares having an average share price of at least USD $5.00 on the Nasdaq over a period of 90 consecutive days (with such threshold being subject to adjustment in the event of any stock split, reverse split or other capital reorganization event) subsequent to March 1, 2023.

(iv)	On December 31, 2022, as per the terms of the Commitment Letter, the Company provided the Bank notice of the exercise of the Company's option to extend the maturity date of the Term Credit and Operating Credit for an additional 12-month period ending December 31, 2024, see Note 14. On March 21, 2023, the Company received notice of the Bank's approval of the Company's option to extend the maturity date. The change in the maturity date will be subsequently reflected in the Commitment Letter by means of an amendment.